Note 8 - Investment in Associate - Gain (Loss) on Remeasurement, Ownership, and Control (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
Statement Line Items [Line Items]
Balance	$ 7,230
Balance	0	$ 7,230
NevGold Corp [member]
Statement Line Items [Line Items]
Balance	7,230	6,297
Addition pursuant to Option Agreement - January 18, 2024		2,260
Share of loss in NevGold	(1,090)	(1,767)
Share of OCI in NevGold	(52)	131
Gain on dilution of ownership interest in NevGold	744	309
Disposition of NevGold shares	(1,053)
Derecognition of investment in associate	(5,779)
Balance	$ 0	$ 7,230